Expense Example - Investor A1 - BlackRock Low Duration Bond Portfolio - Investor A1 Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	331
Expense Example, with Redemption, 10 Years	$ 754